Debt Obligations Debt Obligations (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 01, 2014
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Parent Company [Member]
Deferred Finance Costs, Noncurrent, Net	$ (38)	$ (34)
ETP [Member]
Deferred Finance Costs, Noncurrent, Net	(147)	(55)
Regency [Member]
Deferred Finance Costs, Noncurrent, Net		58
Sunoco Logistics [Member]
Deferred Finance Costs, Noncurrent, Net	(32)	(26)
Transwestern [Member]
Deferred Finance Costs, Noncurrent, Net	$ (2)	$ (3)
ETE 7.5% Senior Notes due 2020 [Member] | Parent Company [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument, Maturity Date	Oct. 15, 2020
5.875% Senior Notes due January 15, 2024 [Member] | Parent Company [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.88%
Debt Instrument, Maturity Date	Jan. 15, 2024
5.5% Senior Notes due June 1, 2027 [Member] | Parent Company [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Debt Instrument, Maturity Date	Jun. 01, 2027
ETE Senior Secured Term Loan due December 2, 2018 [Member] | Parent Company [Member]
Debt Instrument, Maturity Date	Dec. 02, 2018
ETE Senior Secured Term Loan due December 2, 2019 [Member] | Parent Company [Member]
Debt Instrument, Maturity Date	Dec. 02, 2019
5.95% Senior Notes, due February 1, 2015 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.95%
Debt Instrument, Maturity Date	Feb. 01, 2015
6.125% Senior Notes, due February 15, 2017 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.13%
Debt Instrument, Maturity Date	Feb. 15, 2017
2.50% Senior Notes due June 2018 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.50%
Debt Instrument, Maturity Date	Jun. 15, 3028
6.7% Senior Notes, due July 1, 2018 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Debt Instrument, Maturity Date	Jul. 01, 2018
9.7% Senior Notes, due March 15, 2019 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.70%
Debt Instrument, Maturity Date	Mar. 15, 2019
9.0% Senior Notes due April 15, 2019 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Maturity Date	Apr. 15, 2019
4.15% Senior Notes due October 1, 2020 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.15%
Debt Instrument, Maturity Date	Oct. 01, 2020
Senior Notes 4.65% Due June 1, 2021 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.65%
Debt Instrument, Maturity Date	Jun. 01, 2021
Senior Notes 5.20% Due February 1, 2022 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Debt Instrument, Maturity Date	Feb. 01, 2022
3.6% Senior Notes due February 1, 2023 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument, Maturity Date	Feb. 01, 2023
4.9% Senior Notes due February 1, 2024 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.90%
Debt Instrument, Maturity Date	Feb. 01, 2024
6.625% Senior Notes, due October 15, 2036 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.63%
Debt Instrument, Maturity Date	Oct. 15, 2036
4.90% Senior Notes due March 2035 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.90%
Debt Instrument, Maturity Date	Mar. 15, 2035
7.5% Senior Notes, due July 1, 2038 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument, Maturity Date	Jul. 01, 2038
Senior Notes 6.05% Due June 1, 2041 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.05%
Debt Instrument, Maturity Date	Jun. 01, 2041
Senior Notes 6.50% Due February 1, 2042 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Debt Instrument, Maturity Date	Feb. 01, 2042
5.15% Senior Notes due February 1, 2043 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.15%
Debt Instrument, Maturity Date	Feb. 01, 2043
5.95% Senior Notes due October 1, 2043 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.95%
Debt Instrument, Maturity Date	Oct. 01, 2043
5.15% Senior Notes due March 2045 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.15%
Debt Instrument, Maturity Date	Mar. 15, 2045
6.125% Senior Notes due December 2045 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.13%
Debt Instrument, Maturity Date	Dec. 15, 2045
6.20% Senior Notes, due November 1, 2017 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.20%
Debt Instrument, Maturity Date	Nov. 01, 2017
7.00% Senior Notes, due June 15, 2018 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Maturity Date	Jun. 15, 2018
8.125% Senior Notes, due June 1, 2019 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.125%
Debt Instrument, Maturity Date	Jun. 01, 2019
7.00% Senior Notes, due July 15, 2029 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Maturity Date	Jul. 15, 2029
Term Loan due February 23, 2015 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.84%
Debt Instrument, Maturity Date	Feb. 23, 2015
5.75% Senior Notes due September 1, 2020 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Debt Instrument, Maturity Date	Sep. 01, 2020
5.875% Senior Notes due April 1, 2022 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.88%
Debt Instrument, Maturity Date	Mar. 01, 2022
5.5% Senior Notes, due April 15, 2023 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Debt Instrument, Maturity Date	Apr. 15, 2023
4.5% Senior Notes due November 1, 2023 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Date	Nov. 01, 2023
6.5% Senior Notes due May 15, 2021 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Debt Instrument, Maturity Date	May 15, 2021
8.375% Senior Notes due June 1, 2019 [Member] | Regency [Member]
Debt Instrument, Interest Rate, Stated Percentage			8.38%
5.0% Senior Notes due October 1, 2022 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Oct. 01, 2022
7.60% Senior Notes, due February 1, 2024 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.60%
Debt Instrument, Maturity Date	Feb. 01, 2024
7.60% Senior Notes, due February 1, 2024 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.60%
Debt Instrument, Maturity Date	Feb. 01, 2024
4.05% Senior Notes due March 2025 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.05%
Debt Instrument, Maturity Date	Mar. 15, 2025
4.75% Senior Notes due January 2026 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.75%
Debt Instrument, Maturity Date	Jan. 15, 2026
8.25% Senior Notes, due November 14, 2029 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Debt Instrument, Maturity Date	Nov. 15, 2029
8.25% Senior Notes, due November 14, 2029 [Member] | Panhandle [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Debt Instrument, Maturity Date	Nov. 14, 2029
7.2% Junior Subordinated Notes due November 21, 2066 [Member] | ETP [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.20%
Debt Instrument, Maturity Date	Nov. 01, 2066
9.625% Senior Notes, due 2015 [Member] | Sunoco [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.63%
Debt Instrument, Maturity Date	Apr. 15, 2015
5.75% Senior Notes, due 2017 [Member] | Sunoco [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Debt Instrument, Maturity Date	Jan. 15, 2017
9.00% Debentures, due 2024 [Member] | Sunoco [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Maturity Date	Nov. 01, 2024
6.125% Senior Notes, due May 15, 2016 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.13%
Debt Instrument, Maturity Date	May 15, 2016
5.50% Senior Notes, due February 15, 2020 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Debt Instrument, Maturity Date	Feb. 15, 2020
4.40% Senior Notes due April 2021 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.40%
Debt Instrument, Maturity Date	Apr. 01, 2021
Senior Note 4.65% Due February 15, 2022 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.65%
Debt Instrument, Maturity Date	Feb. 15, 2022
3.45% Senior Notes due January 2023 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.45%
Debt Instrument, Maturity Date	Jan. 15, 2023
4.25% Senior Notes due April 1, 2024 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.25%
Debt Instrument, Maturity Date	Apr. 01, 2024
5.95% Senior Notes due December 2025 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.95%
Debt Instrument, Maturity Date	Dec. 01, 2025
6.85% Senior Notes, due February 15, 2040 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.85%
Debt Instrument, Maturity Date	Feb. 15, 2040
Senior Note 6.10%, due February 15, 2042 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Debt Instrument, Maturity Date	Feb. 15, 2042
4.95% Senior Notes due January 2043 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.95%
Debt Instrument, Maturity Date	Jan. 15, 2043
5.30% Senior Notes due April 1, 2044 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.30%
Debt Instrument, Maturity Date	Apr. 01, 2044
5.35% Senior Notes due May 15, 2045 [Member] | Sunoco Logistics [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.35%
Debt Instrument, Maturity Date	May 15, 2045
5.54% Senior Unsecured Notes, due November 17, 2016 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.54%
Debt Instrument, Maturity Date	Nov. 17, 2016
5.64% Senior Unsecured Notes, due May 24, 2017 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.64%
Debt Instrument, Maturity Date	May 24, 2017
5.36% Senior Unsecured Notes, due December 9, 2020 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.36%
Debt Instrument, Maturity Date	Dec. 09, 2020
5.89% Senior Unsecured Notes, due May 24, 2022 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.89%
Debt Instrument, Maturity Date	May 24, 2022
5.66% Senior Unsecured Notes, due December 9, 2024 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.66%
Debt Instrument, Maturity Date	Dec. 09, 2024
6.16% Senior Unsecured Notes, due May 24, 2037 [Member] | Transwestern [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.16%
Debt Instrument, Maturity Date	May 24, 2037